Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
A - CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME FOR THE YEAR	$ 852,428	$ 552,730	$ 621,313
Adjustments for non-cash items included in net income	(1,440,550)	(1,179,767)	(1,119,126)
Depreciation and amortization	122,055	109,426	106,092
Impairment of property, plant, and equipment		638	2,726
Provision for loan losses	368,082	553,190	406,024
Mark to market of trading investments	(18,031)	43,609	39,997
Income from investments in associates and other companies	(2,383)	(1,388)	(1,146)
Net gain on sale of assets received in lieu of payment	(5,479)	(5,934)	(5,613)
Provision on assets received in lieu of payment	349	1,456	1,809
Loss on sale of associate		20	126
Net gain on sale of property, plant and equipment	(673)	(865)	(2,456)
Net interest income	(1,811,351)	(1,593,848)	(1,416,964)
Net fee and commission income	(332,751)	(267,278)	(287,086)
Changes in deferred taxes	226,810	(28,465)	37,432
Other non-cash items	12,822	9,672	(67)
(Increase)/ decrease in operating assets and liabilities	942	192,956	2,353,399
(Increase)/decrease of loans and accounts receivables from customers, net	(2,244,100)	(1,673,357)	(2,449,954)
(Increase)/decrease of financial investments	(2,960,906)	(3,015,784)	(1,809,112)
Decrease/ (increase) of interbank loans	18,502	(4,078)	232
Decrease/(increase) of assets received or awarded in lieu of payment	4,822	8,289	(1,743)
Increase/(decrease) of debits in customers checking accounts	3,042,985	3,249,540	1,298,976
(Decrease)/increase of time deposits and other time liabilities	(450,736)	(2,611,026)	124,998
(Decrease)/increase of obligations with domestic banks	(215,876)	(54,518)	271,620
Increase/(decrease) of other demand liabilities or time obligations	190,050	842,080	257,039
Increase/(decrease) of obligations with foreign banks	2,061,681	(1,095,961)	459,572
Increase/(decrease) increase of obligations with Central Bank of Chile	652,179	4,959,260
(Decrease)/increase of obligations under repurchase agreements	(883,174)	589,753	331,510
(Decrease)/increase in other financial liabilities	(1,411)	(42,040)	10,958
(Decrease)/increase of other assets and liabilities	(2,528,297)	(1,850,030)	989,451
Redemption of letters of credit	(4,835)	(6,188)	(6,988)
Senior bond issuances	1,471,106	1,227,166	1,893,552
Redemption of mortgage bonds and payments of interest	(289,173)	(6,312)	(6,109)
Redemption of senior bonds and payments of interest	(6,483)	(2,571,384)	(714,783)
Interest received	2,921,097	2,232,327	2,321,381
Interest paid	(1,109,746)	(638,479)	(904,417)
Dividends received from investments in other companies	506	508	130
Fees and commissions received	578,604	451,162	498,658
Fees and commissions paid	(245,853)	(183,884)	(211,572)
Total cash flow (used in) provided by operating activities	(587,180)	(819,993)	1,855,586
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(57,995)	(50,613)	(57,390)
Sales of property, plant, and equipment	2,498	15,678	8,666
Sales of investments in associates			1,930
Purchases of investments in associates	(7,499)		(62,136)
Purchases of intangible assets	(28,774)	(35,170)	(32,860)
Total cash flow used in investment activities	(91,770)	(70,105)	(141,790)
C - CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(310,468)	(331,255)	(355,141)
Placement of subordinated bond		475,390
Placement of perpetual bond	595,175
Lease obligations paid	(46,046)	(42,045)	(30,145)
Total cash flow used in financing activities	238,661	102,090	(385,286)
D – NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(440,289)	(788,008)	1,328,510
E – EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	437,564	(28,706)	126,669
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,984,620	3,711,334	2,256,155
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,891,895	2,984,620	3,711,334
Provision for loan losses for cash flow purposes	368,082	553,190	406,024
Recovery of loans previously charged off	(76,999)	(74,926)	(82,713)
Provision for loan losses – net	$ 291,083	$ 478,264	$ 323,311